Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Components of Net Pension Expense

The components of net pension expense for our defined benefit retirement plans were as follows (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2023	2022	2021	2023	2022	2021
Service cost	$0.4	$0.7	$0.9	$15.5	$22.7	$24.7
Interest cost	18.7	11.7	10.5	15.7	5.4	4.9
Expected return on plan assets	(30.1)	(30.8)	(29.8)	(22.5)	(14.3)	(15.6)
Settlements	0.1	-	6.4	(2.6)	(5.0)	0.5
Amortization of prior service cost	0.2	0.3	0.3	(4.4)	(4.1)	(4.3)
Amortization of unrecognized actuarial loss	2.8	7.8	8.6	(2.2)	0.8	2.5
Net periodic (income) benefit expense	$(7.9)	$(10.3)	$(3.1)	$(0.5)	$5.5	$12.7

Weighted Average Actuarial Assumptions Used to Determine Net Pension Expense for Our Defined Benefit Retirement Plans

The weighted average actuarial assumptions used to determine net pension expense for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2023	2022	2021	2023	2022	2021
Discount rate	5.25%	2.86%	2.04%	2.60%	0.67%	0.63%
Rate of compensation increase	-	-	-	2.33%	2.27%	2.39%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%	3.17%	1.83%	2.09%

Changes in Projected Benefit Obligations

Changes in projected benefit obligations and plan assets were (in millions):

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2023	2022	2023	2022
Projected benefit obligation - beginning of year	$366.8	$503.1	$567.9	$807.9
Service cost	0.4	0.7	15.5	22.7
Interest cost	18.7	11.7	15.7	5.4
Employee contributions	-	-	24.1	24.5
Benefits paid	(20.1)	(23.5)	(48.1)	(64.3)
Actuarial loss (gain)	15.1	(125.2)	31.1	(186.2)
Settlements	(0.3)	-	-	(2.3)
Translation loss (gain)	-	-	48.2	(39.8)
Projected benefit obligation - end of year	$380.6	$366.8	$654.4	$567.9

Changes in Fair Value of Plan Assets

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2023	2022	2023	2022
Plan assets at fair market value - beginning of year	$396.2	$499.5	$667.2	$821.2
Actual return on plan assets	57.6	(81.5)	31.9	(93.8)
Employer contributions	0.4	1.7	19.9	19.8
Employee contributions	-	-	24.1	24.5
Settlements	(0.3)	-	-	(2.3)
Benefits paid	(20.1)	(23.5)	(48.1)	(64.3)
Translation gain (loss)	-	-	56.7	(37.9)
Plan assets at fair market value - end of year	$433.8	$396.2	$751.7	$667.2
Funded status	$53.2	$29.4	$97.3	$99.3

Summary of Amounts Recognized in Balance Sheet

	For the Years Ended December 31,
	U.S. and Puerto Rico		Foreign
	2023	2022	2023	2022
Amounts recognized in consolidated balance sheet:
Prepaid pension	$54.5	$30.9	$117.8	$119.9
Short-term accrued benefit liability	(0.1)	(0.1)	(1.4)	(1.4)
Long-term accrued benefit liability	(1.2)	(1.4)	(19.1)	(19.2)
Net amount recognized	$53.2	$29.4	$97.3	$99.3

Weighted Average Actuarial Assumptions Used to Determine Projected Benefit Obligation for Defined Benefit Retirement Plans

The weighted average actuarial assumptions used to determine the projected benefit obligation for our defined benefit retirement plans were as follows:

	For the Years Ended December 31,
	U.S. and Puerto Rico			Foreign
	2023	2022	2021	2023	2022	2021
Discount rate	5.38%	5.37%	2.70%	2.21%	2.65%	0.73%
Rate of compensation increase	-	-	-	2.34%	2.25%	2.48%

Plans with Benefit Obligations in Excess of Plan Assets

Plans with projected benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2023	2022	2023	2022
Projected benefit obligation	$1.3	$1.5	$27.2	$26.8
Plan assets at fair market value	-	-	8.6	7.9

Total Accumulated Benefit Obligations and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

Total accumulated benefit obligations and plans with accumulated benefit obligations in excess of plan assets were as follows (in millions):

	As of December 31,
	U.S. and Puerto Rico		Foreign
	2023	2022	2023	2022
Total accumulated benefit obligations	$380.6	$366.8	$640.3	$548.6
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1.3	1.5	24.9	24.5
Plan assets at fair market value	-	-	8.6	7.9

Summary of Benefits Expected to be Paid Out

The benefits expected to be paid out in each of the next five years and for the five years combined thereafter are as follows (in millions):

For the Years Ending December 31,	U.S. and Puerto Rico	Foreign
2024	$24.4	$37.1
2025	25.7	38.9
2026	25.9	37.0
2027	26.3	37.8
2028	26.8	36.9
2029-2033	133.5	173.3

Reconciliation of Beginning and Ending Balances of Foreign Pension Plan Assets Measured at Fair Value

The following table provides a reconciliation of the beginning and ending balances of our foreign pension plan assets measured at fair value that used significant unobservable inputs (Level 3) (in millions):

December 31, 2023
Beginning Balance	$165.5
Change in fair value of assets	9.4
Net purchases and sales	3.5
Translation gain	17.3
Ending Balance	$195.7

U.S. and Puerto Rico [Member]
Fair Value of Pension Plan Assets

The fair value of our U.S. and Puerto Rico pension plan assets by asset category was as follows (in millions):

	As of December 31, 2023
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2.5	$2.5	$-	$-
Equity securities	296.2	-	296.2	-
Intermediate fixed income securities	135.1	-	135.1	-
Total	$433.8	$2.5	$431.3	$-

	As of December 31, 2022
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$5.0	$5.0	$-	$-
Equity securities	263.2	-	263.2	-
Intermediate fixed income securities	128.0	-	128.0	-
Total	$396.2	$5.0	$391.2	$-

Foreign [Member]
Fair Value of Pension Plan Assets

The fair value of our foreign pension plan assets was as follows (in millions):

	As of December 31, 2023
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$28.5	$28.5	$-	$-
Equity securities	160.9	148.2	12.7	-
Fixed income securities	181.3	-	181.3	-
Other types of investments	185.3	-	185.3	-
Real estate	195.7	-	-	195.7
Total	$751.7	$176.7	$379.3	$195.7

	As of December 31, 2022
		Fair Value Measurements at Reporting Date Using:
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Cash and cash equivalents	$21.9	$21.9	$-	$-
Equity securities	136.0	122.6	13.4	-
Fixed income securities	168.8	-	168.8	-
Other types of investments	175.0	-	175.0	-
Real estate	165.5	-	-	165.5
Total	$667.2	$144.5	$357.2	$165.5